GOODWILL AND INTANGIBLE ASSETS (Summary of Changes in the Carrying Value of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	$ 8,444,400	$ 3,388,009
Acquisitions		5,063,774
Acquisitions	(707)
Goodwill Impairment Loss		(7,544)
Foreign exchange	(1,700)	161
Ending Balance	8,441,993	8,444,400
Goodwill, Impaired, Accumulated Impairment Loss	116,100	116,100
UFC Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	2,602,639	2,602,639
Ending Balance	2,602,639	2,602,639
WWE Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	5,063,846
Acquisitions		5,063,774
Acquisitions	(707)
Foreign exchange	(1,559)	72
Ending Balance	5,061,580	5,063,846
IMG [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	738,135	745,590
Goodwill Impairment Loss		(7,544)
Foreign exchange	(141)	89
Ending Balance	737,994	738,135
Corporate and Other Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	39,780	39,780
Ending Balance	$ 39,780	$ 39,780